Supplement to the

Fidelity® Balanced Fund and Fidelity® Puritan® Fund

Funds of Fidelity Puritan Trust

Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information replaces similar information found in the "Management Contracts" section beginning on page 29.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42,067	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,924	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Hetnarski was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,472	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Kaye was none.

RCOM8-2B-09-02 January 27, 2009
1.837695.106

The following table provides information relating to other accounts managed by Mr. Sorel as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 3,027	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Avery as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 29,386	$ 2,683	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Avery was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,698	$ 3,028	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,080	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Roth as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,977	$ 1,637	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,648	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Roth was none.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,726	$ 2,313	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,024	$ 1,253	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 869	none	none

* Includes assets of Balanced Fund ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced Fund beneficially owned by Mr. Simmons was none.

Supplement to the

Fidelity® Balanced Fund

Fidelity® Puritan® Fund

Funds of Fidelity Puritan Trust

Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

Class K

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 42,067	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Stansky was none.

The following table provides information relating to other accounts managed by Mr. Hetnarski as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,924	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Hetnarski was none.

The following table provides information relating to other accounts managed by Mr. Kaye as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 2,472	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Kaye was none.

K-COM8B-09-01 January 27, 2009
1.870397.101

The following table provides information relating to other accounts managed by Mr. Sorel as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 23,329	$ 3,027	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Avery as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 29,386	$ 2,683	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Avery was none.

The following table provides information relating to other accounts managed by Mr. Friedman as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,698	$ 3,028	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,080	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Friedman was none.

The following table provides information relating to other accounts managed by Mr. Roth as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 24,977	$ 1,637	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,648	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Roth was none.

The following table provides information relating to other accounts managed by Mr. Lee as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 24,726	$ 2,313	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Lee was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of September 30, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 25,024	$ 1,253	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 869	none	none

* Includes Balanced ($22,274 (in millions) assets managed).

As of September 30, 2008, the dollar range of shares of Balanced beneficially owned by Mr. Simmons was none.